As filed with the Securities and Exchange Commission on December 30, 2008
                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 206	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 206	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	KEVIN D. SMITH, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On January 30, 2009 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 206 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 30, 2009, the effectiveness of the registration statement for the iShares S&P Emerging Markets Infrastructure Index Fund (the “Fund”), filed in Post-Effective Amendment No. 130 on April 2, 2008 pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 138 on June 13, 2008, in Post-Effective Amendment No. 143 on June 20, 2008, in Post-Effective Amendment No. 150 on June 26, 2008, in Post-Effective Amendment No. 152 on July 7, 2008, in Post-Effective Amendment No. 162 on August 5, 2008, in Post-Effective Amendment No. 165 on September 3, 2008, in Post-Effective Amendment No. 173 on October 2, 2008, in Post-Effective Amendment No. 182 on October 31, 2008 and in Post-Effective Amendment No. 191 on November 26, 2008, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 206 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 130.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 206 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 30th day of December 2008.

By:
Michael Latham*
President

Date: December 30, 2008

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 206 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee

Date: December 30, 2008

John E. Martinez*
Trustee

Date: December 30, 2008

George G. C. Parker*
Trustee

Date: December 30, 2008

Cecilia H. Herbert*
Trustee

Date: December 30, 2008

Charles A. Hurty*
Trustee

Date: December 30, 2008

John E. Kerrigan*
Trustee

Date: December 30, 2008

Robert H. Silver*
Trustee

Date: December 30, 2008

Darrell Duffie**
Trustee

Date: December 30, 2008

Michael Latham*
President

Date: December 30, 2008

/s/ Jack Gee
Jack Gee
Treasurer

Date: December 30, 2008

*, **By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Attorney in fact

Date: December 30, 2008

*
Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, and Robert H. Silver are incorporated herein by reference to Post-Effective Amendment No. 102, filed October 1, 2007.

**	Power of Attorney, dated June 19, 2008, for Darrell Duffie is incorporated herein by reference to Post-Effective Amendment No. 144, filed June 23, 2008.